MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jul. 31, 2017
Mineral Property Interests Tables
Schedule of Mineral Properties

The Company’s mineral properties balance consists of:

	July 31, 2017	July 31, 2016

Klondike, British Columbia	$—	$513,031
Indata, British Columbia	—	50,000
Idaho-Maryland, California	3,789,854	—

Total	$3,789,854	$563,031

Schedule of Idaho-Maryland Gold Mine expenditures
Year ended July 31, 2017

Idaho-Maryland Gold Mine expenditures:
Consulting	$287,411
Exploration	54,753
Rent	10,968
Supplies	4,020
Sampling	8,623
Travel	10,205

Total	$375,980